Equity - Share options, rollforward (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Share-Based Payment Arrangements [Abstract]
Options Outstanding (in shares) | shares	4,828,173	5,537,729
Options granted (in shares) | shares	1,675,640	1,498,776
Options exercised (in shares) | shares	(945,022)	(1,820,193)
Options forfeited (in shares) | shares	(400,663)	(277,839)
Options expired (in shares) | shares	(24,667)	(110,300)
Options Outstanding (in shares) | shares	5,133,461	4,828,173
Weighted average exercise price of share options outstanding (usd per share) | $	$ 2.01	$ 1.84
Weighted average exercise price of share options granted (usd per share) | $	3.27	2.21
Weighted average exercise price of share options exercised (usd per share) | $	1.66	1.99
Weighted average exercise price of share options forfeited (usd per share) | $	2.22	1.91
Weighted average exercise price of share options expired (usd per share) | $	1.35	2.31
Weighted average exercise price of share options outstanding (usd per share) | $	$ 2.34	$ 2.01